AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 91.0%
Communication Services - 1.8%
TripAdvisor, Inc.*,1	669,669	$11,712,511
Yelp, Inc.*	248,066	8,540,912

Total Communication Services		20,253,423
Consumer Discretionary - 9.8%
Asbury Automotive Group, Inc.*	126,661	28,133,941
LGI Homes, Inc.*	196,132	10,447,952
Murphy USA, Inc.	77,037	27,924,372
Papa John's International, Inc.[1]	128,706	5,458,421
Pursuit Attractions and Hospitality, Inc.*	514,434	15,556,484
United Parks & Resorts, Inc.*,1	438,139	20,737,119

Total Consumer Discretionary		108,258,289
Consumer Staples - 6.7%
Dole PLC (Ireland)	1,347,484	19,188,172
Ingles Markets, Inc., Class A	284,356	17,894,523
Nomad Foods, Ltd. (United Kingdom)	832,158	14,013,541
PriceSmart, Inc.[1]	214,735	23,084,013

Total Consumer Staples		74,180,249
Energy - 2.9%
Delek US Holdings, Inc.	668,588	14,956,314
Evolution Petroleum Corp.[1]	832,335	4,020,178
SM Energy Co.	461,783	12,740,593

Total Energy		31,717,085
Financials - 19.5%
Aspen Insurance Holdings, Ltd., Class A (Bermuda)*	169,457	5,353,147
Assured Guaranty, Ltd. (Bermuda)	308,449	26,088,616
Axis Capital Holdings, Ltd. (Bermuda)	298,250	27,987,780
Cannae Holdings, Inc.[1]	934,391	19,977,280
EVERTEC, Inc. (Puerto Rico)	391,424	14,149,978
Genworth Financial, Inc.*	3,538,835	27,815,243
P10, Inc., Class A1	1,274,537	15,676,805
Radian Group, Inc.	149,161	4,864,140
Repay Holdings Corp.*	1,511,024	7,434,238
WEX, Inc.*,1	153,052	25,969,863
White Mountains Insurance Group, Ltd.	22,099	39,508,592

Total Financials		214,825,682
Health Care - 6.0%
Embecta Corp.	771,225	7,835,646
Enovis Corp.*	395,684	10,604,331
Haemonetics Corp.*	270,201	20,005,682
ICU Medical, Inc.*	132,348	16,994,807
	Shares	Value

Inmode, Ltd. (Israel)*	154,608	$2,111,945
Progyny, Inc.*	388,966	9,144,591

Total Health Care		66,697,002
Industrials - 28.8%
Alight, Inc., Class A	2,041,046	10,940,007
Arcosa, Inc.	42,826	3,677,897
Armstrong World Industries, Inc.	76,913	14,472,719
Atkore, Inc.	168,832	13,003,441
BlueLinx Holdings, Inc.*	138,575	10,153,390
CoreCivic, Inc.*	1,906,227	38,200,789
The GEO Group, Inc.*	367,798	9,533,324
GMS, Inc.*	110,227	12,085,288
GXO Logistics, Inc.*	629,587	31,296,770
Hub Group, Inc., Class A	255,754	8,956,505
Insperity, Inc.	171,829	10,237,572
Janus International Group, Inc.*	1,397,391	11,975,641
Kelly Services, Inc., Class A	230,019	2,817,733
Maximus, Inc.	156,264	11,541,659
McGrath RentCorp	336,481	41,989,464
OPENLANE, Inc.*	560,235	13,804,190
Park Aerospace Corp.	619,501	11,163,408
Tennant Co.	152,391	12,578,353
UniFirst Corp.	156,481	26,762,945
WillScot Holdings Corp.[1]	761,730	22,356,776

Total Industrials		317,547,871
Information Technology - 6.9%
ACI Worldwide, Inc.*	153,947	6,551,984
ePlus, Inc.*	413,621	26,794,368
Ituran Location and Control, Ltd. (Israel)	194,271	7,673,705
NCR Voyix Corp.*,1	505,727	6,888,002
Vontier Corp.	677,977	28,115,706

Total Information Technology		76,023,765
Materials - 2.6%
Titan America, S.A. (Belgium)[1]	1,292,248	18,543,759
Warrior Met Coal, Inc.[1]	200,991	10,326,917

Total Materials		28,870,676
Real Estate - 0.8%
Howard Hughes Holdings, Inc.*	135,355	9,302,949
Utilities - 5.2%
MDU Resources Group, Inc.	501,212	8,645,907
Northwestern Energy Group, Inc.	349,102	18,746,777
Southwest Gas Holdings, Inc.	220,234	17,209,085

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 5.2% (continued)
TXNM Energy, Inc.	214,945	$12,206,727

Total Utilities		56,808,496

Total Common Stocks (Cost $850,745,603)		1,004,485,487

	Principal Amount
Short-Term Investments - 9.7%
Joint Repurchase Agreements - 0.6%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/25, due 08/01/25, 4.380% total to be received $1,518,341 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.130% - 7.000%, 12/31/25 - 07/20/55, totaling $1,548,519)	$1,518,156	1,518,156
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $1,726,200 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $1,760,724)	1,725,988	1,725,988
Daiwa Capital Markets America, dated 07/31/25, due 08/01/25, 4.370% total to be received $1,622,625 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 08/21/25 - 07/20/65, totaling $1,654,877)	1,622,428	1,622,428
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $35,736 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $36,447)	35,732	35,732
	Principal Amount	Value

HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.370% total to be received $1,622,625 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 06/01/30 - 07/01/55, totaling $1,654,877)	$1,622,428	$1,622,428
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $160,412 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $163,601)	160,393	160,393
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $218,854 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $223,204)	218,827	218,827

Total Joint Repurchase Agreements		6,903,952
Repurchase Agreements - 9.1%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $99,967,384 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $101,955,152)	99,956,000	99,956,000

Total Short-Term Investments (Cost $106,859,952)		106,859,952
Total Investments - 100.7% (Cost $957,605,555)		1,111,345,439
Other Assets, less Liabilities - (0.7)%		(8,153,946)
Net Assets - 100.0%		$1,103,191,493

*	Non-income producing security.
[1]	Some of these securities, amounting to $42,342,963 or 3.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,004,485,487	—	—	$1,004,485,487
Short-Term Investments
Joint Repurchase Agreements	—	$6,903,952	—	6,903,952
Repurchase Agreements	—	99,956,000	—	99,956,000
Total Investments in Securities	$1,004,485,487	$106,859,952	—	$1,111,345,439

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$42,342,963	$6,903,952	$37,012,450	$43,916,402
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.000%	09/15/25-08/01/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.